Other Assets - Other Asset Balances (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other Assets [Abstract]
Prepaid Expenses	$ 67.0	$ 67.0
Right of use asset	39.0	57.0
Taxes receivable	34.0	32.0
Reimbursable amounts due from customers	18.0	11.0
Deferred contract costs	15.0	14.0
Marketable Securities	13.0	8.0
Favorable drilling and management services contracts	10.0	10.0
Insurance receivable	6.4	4.0
Other assets	30.0	37.0
Total other assets	232.0	$ 240.0
D&O insurance	$ 15.0
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total other assets	Total other assets